INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ 659,631,543	$ 604,514,165	$ 675,075,375
Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	695,006,013	633,819,041
Cumulative amortization
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(35,374,470)	(29,304,876)
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	646,514,329	596,365,737	666,755,196
Distribution rights | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	650,411,156	598,371,081
Distribution rights | Cumulative amortization
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(3,896,827)	(2,005,344)
Computer Software
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	13,064,962	8,147,453	$ 7,863,416
Computer Software | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	44,084,900	35,030,003
Computer Software | Cumulative amortization
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(31,019,938)	(26,882,550)
Others
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	52,252	975
Others | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	509,957	417,957
Others | Cumulative amortization
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ (457,705)	$ (416,982)